INVENTORIES - Movements in the provision for impairment of inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Movements in the provision for impairment of inventories
As at January 1	¥ (19,861,776)
As at December 31	(18,677,875)	$ (2,930,966)	¥ (19,861,776)
Inventories pledged for bank and other borrowings	0		0
Accumulated Impairment
Movements in the provision for impairment of inventories
As at January 1	529,827		560,066
Provision for impairment of inventories	471,162		1,492,153
Reversal arising from increase in net realizable value	(14,624)		(170,766)
Written off upon sales of inventories	(320,240)		(1,351,626)
As at December 31	¥ 666,125		¥ 529,827